PROVISION FOR CONTINGENCIES - Provision Rollforward (Details) - Provisions for contingencies R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Changes in provision for contingencies
Beginning balance	R$ 20,729,429
Additions	6,762,387
Reversals of provisions	(2,514,588)
Monetary correction	1,314,434
Write-offs	(1,087,114)
Payments	(652,198)
Ending balance	R$ 24,552,350